Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted

For all periods presented, the Company reported a net loss, and therefore the effect of all potential common stock equivalents was anti-dilutive. As such, basic and diluted net loss per share are the same.

Net loss	(19,349,120)	(2,168,685)	(49,227,634)	(7,703,643)
Weighted average common shares outstanding – basic and diluted	35,625,650	26,232,597	31,058,747	25,858,767
Net loss per share – basic and diluted	$(0.54)	$(0.08)	$(1.58)	$(0.30)
the Company reported a net loss, and therefore the effect of all potential common stock equivalents was anti-dilutive. As such, basic and diluted net loss per share are the same.
	For the Year Ended December 31, 2024	For the Period of January 31, 2023 (inception) to December 31, 2023
Net loss	$(9,392,702)	$(10,376,645)
Weighted average common shares outstanding – basic and diluted	26,017,017	16,884,296
Net loss per share – basic and diluted	$(0.36)	$(0.61)

Schedule of Potentially Dilutive Securities Excluded From Computation of Basic and Diluted Net Loss Per Share

The following table presents the number of potentially dilutive securities that were excluded from the computation of diluted net loss per share because their effect would have been antidilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Warrants to purchase common stock	405,162	-	405,162	-
Convertible preferred stock	37,935,029	37,935,029	100,000,000	100,000,000
Convertible notes payable	756,259	756,259	173,056	173,056
Total anitdilutive securities	39,096,450	38,691,288	100,578,218	100,173,056

The following table presents the number of potentially dilutive securities that were excluded from the computation of diluted net loss per share because their effect would have been antidilutive:

	Year Ended December 31, 2024	For the Period of January 31, 2023 (inception) to December 31, 2023
Convertible preferred stock	37,935,029	100,000,000
Convertible notes payable	472,372	—
Total antidilutive securities	38,407,401	100,000,000